Leases (Lease Cost) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease expense	$ 4,243
Short-term lease expense	219
Finance lease cost:
Amortization of right-of-use assets	98
Interest on lease liabilities	29
Total finance lease cost	127
Variable lease cost	803
Total lease cost	$ 5,392